Operating Leases (Details)			12 Months Ended
	Mar. 20, 2025	Dec. 01, 2021 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)	Mar. 18, 2021 m²
Operating Leases [Line Items]
Square feet (in Square Meters) | m²					5,511
Shall expire		84 months
Initial monthly rent		$ 1,488
Accrue interest	10.00%
Security deposit				$ 32,470
Commitment to purchase		$ 86,000
Grove Development Park IX L.L.L.P. [Member]
Operating Leases [Line Items]
Shall expire		88 months
Property Taxes			7.75%
Minimum [Member] | Grove Development Park IX L.L.L.P. [Member]
Operating Leases [Line Items]
Initial monthly rent			$ 10,676
Maximum [Member] | Grove Development Park IX L.L.L.P. [Member]
Operating Leases [Line Items]
Lease rent			$ 17,308